OTHER ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
OTHER ACQUISITIONS AND DISPOSITIONS
OTHER ACQUISITIONS AND DISPOSITIONS
U.S. Natural Gas Pipelines
Iroquois Gas Transmission System and Portland Natural Gas Transmission System
On June 1, 2017, TransCanada closed the sale of 49.34 per cent of its 50 per cent interest in Iroquois, along with an option to sell the remaining 0.66 per cent at a later date, to TC PipeLines, LP. At the same time, TransCanada closed the sale of its remaining 11.81 per cent interest in PNGTS to TC PipeLines, LP. Proceeds from these transactions were US$765 million, before post-closing adjustments. Proceeds were comprised of US$597 million in cash and US$168 million representing a proportionate share of Iroquois and PNGTS debt.
In January 2016, TransCanada closed the sale of a 49.9 per cent interest in PNGTS to TC PipeLines, LP for an aggregate purchase price of US$223 million. Proceeds were comprised of US$188 million in cash and the assumption of US$35 million of a proportional share of PNGTS debt.
In March 2016, TransCanada acquired a 4.87 per cent interest in Iroquois for an aggregate purchase price of US$54 million, increasing TransCanada’s interest in Iroquois to 49.35 per cent. On May 1, 2016, the Company acquired an additional
0.65 per cent interest for an aggregate purchase price of US$7 million, further increasing TransCanada’s interest in Iroquois to
50 per cent.
TC Offshore LLC
In December 2015, the Company entered into an agreement to sell TC Offshore LLC to a third party which resulted in a pre-tax loss on sale of $125 million in 2015. In March 2016, the Company closed the sale which resulted in an additional loss of $4 million pre-tax. Losses from the sale were included in Gain/(loss) on assets held for sale/sold in the Consolidated statement of income.
Gas Transmission Northwest LLC
In April 2015, TransCanada completed the sale of its remaining 30 per cent interest in GTN to TC PipeLines, LP for an aggregate purchase price of US$457 million. Proceeds were comprised of US$264 million in cash, the assumption of US$98 million of a proportional share of GTN debt and US$95 million of new Class B units of TC PipeLines, LP.
Energy
Ontario Solar Assets
On December 19, 2017, the Company completed the sale of its Ontario solar assets to a third party for proceeds of approximately $541 million, before post-closing adjustments. As a result, the Company recorded a gain on sale of approximately $127 million ($136 million after tax) which is included in Gain/(loss) on assets held for sale/sold in the Consolidated statement of income.
U.S. Northeast Power Assets
On April 19, 2017, the Company completed the sale of TC Hydro for proceeds of approximately US$1.07 billion, before post-closing adjustments. As a result, in 2017 the Company recorded a gain on sale of approximately $715 million ($440 million after tax) including the impact of $5 million of foreign currency translation gains which were reclassified from AOCI to net income.
On June 2, 2017, TransCanada completed the sale of Ravenswood, Ironwood, Kibby Wind and Ocean State Power for proceeds of approximately US$2.029 billion, before post-closing adjustments. In 2016, the Company recorded a loss of approximately $829 million ($863 million after tax) which included the impact of $70 million of foreign currency translation gains that were reclassified from AOCI to net income on close. The Company recorded an additional loss on sale of $211 million ($167 million after tax) in 2017 which included $2 million in foreign currency translation gains. This additional loss primarily related to adjustments to the purchase price and repair costs for an unplanned outage at Ravenswood prior to close of the sale.
Gains and losses from these sales are included in Gain/(loss) on assets held for sale/sold in the Consolidated statement of income. The proceeds received from the sale of the U.S. Northeast Power assets were used to repay the outstanding balances on the Company's acquisition bridge facilities that partially funded the acquisition of Columbia.
Ironwood
In February 2016, TransCanada acquired the Ironwood natural gas fired, combined cycle power plant for US$653 million in cash after post-closing adjustments. The evaluation of assigned fair value of acquired assets and liabilities did not result in the recognition of goodwill. The Company began consolidating Ironwood as of the date of acquisition which did not have a material impact on the Revenues and Net income of the Company. In addition, the pro forma incremental impact of Ironwood on the Company’s Revenues and Net income from the date of acquisition to the date of sale was not material.
Bruce Power
In December 2015, TransCanada exercised its option to acquire an additional 14.89 per cent ownership interest in Bruce B from the Ontario Municipal Employees Retirement System for $236 million, increasing its ownership interest to 46.5 per cent. The difference between the purchase price and the underlying carrying value of Bruce B is primarily related to the estimated fair value of the amended agreement with Ontario's Independent Electricity System Operator to extend the operating life of the Bruce Power facility to 2064. In December 2015, Bruce A and Bruce B merged to form a single limited partnership, Bruce Power. This merger was accounted for as a transaction between entities under common control whereby the assets and liabilities of Bruce A and
Bruce B were combined at their carrying values. Upon completion of the merger, TransCanada applied equity method accounting to its resulting 48.5 per cent ownership interest in Bruce Power. Prior to the acquisition, TransCanada applied equity method accounting to its 48.9 per cent ownership interest in Bruce A and its 31.6 per cent ownership interest in Bruce B.